UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 59,596,050	$ 84,038,761	$ 258,976,239	$ 340,515,393
Initial recognition and changes in the fair value of biological assets at the point of harvest	990,940	(56,756)	1,578,993	281,372
Cost of sales	(36,738,969)	(41,337,736)	(154,085,421)	(201,664,054)
Changes in the net realizable value of agricultural products after harvest	(218,205)	170,811	(423,115)	(2,021,747)
Research and development expenses	(3,659,747)	(3,590,101)	(12,263,862)	(11,814,419)
Selling, general and administrative expenses	(26,153,159)	(27,089,241)	(89,478,363)	(92,187,026)
Share of profit or loss of joint ventures and associates	(943,603)	906,136	(1,169,766)	4,467,103
Other income or expenses, net	8,059,903	158,946	8,085,743	(2,239,292)
Operating profit	933,210	13,200,820	11,220,448	35,337,330
Financial cost	(6,106,655)	(7,235,352)	(20,700,288)	(18,713,202)
Other financial results	(423,673)	2,856,009	(3,175,591)	(480,187)
Profit/ (Loss) before income tax	(5,597,118)	8,821,477	(12,655,431)	16,143,941
Income tax	4,006,054	955,832	5,471,555	(7,806,595)
Profit/ (Loss) for the period	(1,591,064)	9,777,309	(7,183,876)	8,337,346
Profit (Loss) for the period attributable to:
Equity holders of the parent	(1,303,923)	9,257,226	(7,529,650)	4,774,041
Non-controlling interests	(287,141)	520,083	345,774	3,563,305
Profit/ (Loss) for the period	$ (1,591,064)	$ 9,777,309	$ (7,183,876)	$ 8,337,346
Profit/ (Loss) per share
Basic loss attributable to ordinary equity holders of the parent	$ (0.0208)	$ 0.1473	$ (0.1199)	$ 0.076
Diluted loss attributable to ordinary equity holders of the parent	$ (0.0208)	$ 0.1387	$ (0.1199)	$ 0.0715
Profit/ (Loss) for the period	$ (1,591,064)	$ 9,777,309	$ (7,183,876)	$ 8,337,346
Other comprehensive profit/ (loss)	(788,930)	193,599	(705,969)	(250,655)
Items that may be subsequently reclassified to profit/(loss)	(788,930)	193,599	(705,969)	(250,655)
Foreign exchange differences on translation of foreign operations from joint ventures		(1,136)		(239)
Foreign exchange differences on translation of foreign operations	(788,930)	194,735	(705,969)	(250,416)
Total comprehensive profit/ (loss)	(2,379,994)	9,970,908	(7,889,845)	8,086,691
Total comprehensive profit/ (loss) attributable to:
Equity holders of the parent	(2,121,169)	9,492,441	(8,142,223)	4,639,087
Non-controlling interests	(258,825)	478,467	252,378	3,447,604
Total comprehensive profit/ (loss)	$ (2,379,994)	$ 9,970,908	$ (7,889,845)	$ 8,086,691